Summary of Significant Accounting Policies: Shipping and Handling Costs: Shipping and Handling Costs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Shipping, Handling and Transportation Costs	$ 1,117,065	$ 918,231	$ 689,777